ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

November 1, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Point Bridge GOP Stock Tracker ETF (S000058757)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Point Bridge GOP Stock Tracker ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 31, 2021 and filed electronically as Post-Effective Amendment No. 754 to the Trust’s Registration Statement on Form N‑1A on October 27, 2021.
If you have any questions or require further information, please contact Isabella K. Zoller at (248) 881‑7509 or isabella.zoller@usbank.com.
Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Secretary